INTANGIBLE ASSETS AND GOODWILL (Intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 261,419	$ 261,419
Balance, end of period	253,319	261,419
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	595,011	593,475
Additions	5,153	4,592
Disposals	2,740	3,056
Balance, end of period	597,424	595,011
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(333,592)	(363,524)
Disposals	(2,727)	(3,005)
Amortization (note 20)	13,240	13,843
Impairment reversal		(40,770)
Balance, end of period	(344,105)	(333,592)
Customer contracts and customer relationships
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		41,238
Balance, end of period	33,544
Customer contracts and customer relationships | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	224,489	224,489
Additions	0	0
Disposals	0	0
Balance, end of period	224,489	224,489
Customer contracts and customer relationships | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(183,251)	(184,421)
Disposals	0	0
Amortization (note 20)	7,694	6,633
Impairment reversal		(7,803)
Balance, end of period	(190,945)	(183,251)
License agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		410
Balance, end of period	0
License agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	70,450	70,450
Additions	0	0
Disposals	0	0
Balance, end of period	70,450	70,450
License agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(70,040)	(68,398)
Disposals	0	0
Amortization (note 20)	410	1,642
Impairment reversal		0
Balance, end of period	(70,450)	(70,040)
Computer software
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		16,079
Balance, end of period	16,083
Computer software | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	73,900	70,574
Additions	5,153	4,592
Disposals	2,740	1,266
Balance, end of period	76,313	73,900
Computer software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(57,821)	(53,468)
Disposals	(2,727)	(1,215)
Amortization (note 20)	5,136	5,568
Impairment reversal		0
Balance, end of period	(60,230)	(57,821)
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		0
Balance, end of period	0
Non-compete agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	0	1,790
Additions	0	0
Disposals	0	1,790
Balance, end of period	0	0
Non-compete agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	0	(1,790)
Disposals	0	(1,790)
Amortization (note 20)	0	0
Impairment reversal		0
Balance, end of period	0	0
Trademarks
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		203,692
Balance, end of period	203,692
Trademarks | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	226,172	226,172
Additions	0	0
Disposals	0	0
Balance, end of period	226,172	226,172
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(22,480)	(55,447)
Disposals	0	0
Amortization (note 20)	0	0
Impairment reversal		(32,967)
Balance, end of period	$ (22,480)	$ (22,480)